Equity - Share classes on the level of curevac NV (Details)	Dec. 31, 2022 € / shares shares
Common shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000
Nominal value per share | € / shares	€ 0.12
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	386,250,000